PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Property Equipment And Intangible Assets [Abstract]
PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET
4.	PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET

Property, equipment and intangible assets, net, consisted of the following:

	As of December 31,
	2020	2021
	US$	US$
Electronic Equipment	2,385,263	6,292,614
Office Equipment	235,894	391,223
Leasehold improvement	100,417	752,194
Software	159,939	367,853
Less: accumulated depreciation	(1,252,714)	(2,661,241)
Property and equipment, net	1,628,799	5,142,643
Licenses	7,967,036	8,677,136
Trademark	125,285	128,281
Trading right	—	128,212
Less: accumulated amortization	(28,086)	(44,620)
Intangible assets, net	8,064,235	8,889,009
Total	9,693,034	14,031,652

Depreciation and amortization expenses for the years ended December 31, 2019, 2020 and 2021 were US$752,167, US$928,414 and US$1,338,968, respectively. The estimated amortization expenses for the above intangible assets for future years are as follows:

Years ending December 31,	Amortization for Intangible Assets
US$
2022	16,732
2023	16,732
2024	16,732
2025	16,732
2026	16,732
Total	83,660